REVOLVING CREDIT FACILITY	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
REVOLVING CREDIT FACILITY
NOTE 13:-	REVOLVING CREDIT FACILITY
On June 25, 2024, the Company entered into a revolving credit facility agreement (“Credit Facility”) with Bank Leumi le-Israel B.M. (“Lender”). The Credit Facility enables the Company to borrow up to $250 million and matures on June 24, 2026.

The borrowings under the Credit Facility bear interest at a base rate plus a spread of 0.8% to 1.8%, or a three-month Secured Overnight Financing Rate plus a spread of 2.45% to 4%. The ongoing fee on undrawn amounts is 0.7%.

The Credit Facility requires the Company to maintain at all times a minimum amount of $150 million unrestricted Cash and Cash equivalents, of which a minimum amount of $60 million is in a specified bank account of the Lender. In addition, the Company is required to maintain a maximum quarterly net debt to adjusted EBITDA ratio of 4.5, stepping down to 2.5 over time. Non-compliance with a financial covenant may be cured by the next consecutive quarter. In addition, the Credit Facility requires the consent of the Lender in relation to change in control, merger, consolidation or incurrence of pledges.

As of December 31, 2024, the Company has no outstanding amounts under the Credit Facility and was in compliance with all financial covenants.